Provisions - Details of Estimate of the Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [Line Items]
Opening balance	£ 1,161	£ 743
Income statement expense	133	536
Unwind of discount	15	16	£ 8
Utilised or released	(336)	(135)
Transfers	85	(3)
Exchange differences	(3)	4
Ending balance	1,055	1,161	743
Restructuring Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	11	20
Income statement expense	4
Utilised or released	(2)	(10)
Exchange differences	(1)	1
Ending balance	12	11	20
Property, plant and equipment [member]
Disclosure of other provisions [Line Items]
Opening balance	292	296
Income statement expense	37	38
Unwind of discount	11	12
Utilised or released	(46)	(54)
Ending balance	294	292	296
Network ARO Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	83	78
Income statement expense	2	27
Unwind of discount	2	2
Utilised or released	(16)	(24)
Ending balance	71	83	78
Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Opening balance	50	60
Income statement expense		5
Unwind of discount	2	2
Utilised or released	(19)	(17)
Ending balance	33	50	60
Regulatory [Member]
Disclosure of other provisions [Line Items]
Opening balance	479	64
Income statement expense	51	426
Utilised or released	(210)	(11)
Ending balance	320	479	64
Litigation [Member]
Disclosure of other provisions [Line Items]
Opening balance	69	73
Income statement expense	6	6
Utilised or released	(11)	(11)
Exchange differences		1
Ending balance	64	69	73
Other [Member]
Disclosure of other provisions [Line Items]
Opening balance	177	152
Income statement expense	33	34
Utilised or released	(32)	(8)
Transfers	85	(3)
Exchange differences	(2)	2
Ending balance	£ 261	£ 177	£ 152